NOTES TO CASH FLOWS - Summary of Changes in Liabilities Arising from Financing Activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 42,145	£ 40,474	£ 41,077
Proceeds from issue of debt securities	9,810	8,366	5,347
Repayment of debt securities	(4,329)	(6,531)	(5,438)
Proceeds from issue of subordinated liabilities			1,050
Repayment of subordinated liabilities	(302)		(971)
Issue of other equity instruments	500	400
Repurchase of other equity instruments	(500)	(500)
Principal elements of lease payments	(23)	(33)	(48)
Liability-related other changes	659	290	(101)
Non-cash changes:
– Unrealised foreign exchange	(666)	(357)	(804)
– Other changes	(214)	36	362
Ending balance	47,080	42,145	40,474
Debt securities in issue
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	37,569	35,778	36,420
Proceeds from issue of debt securities	9,810	8,366	5,347
Repayment of debt securities	(4,329)	(6,531)	(5,438)
Liability-related other changes	657	279	(159)
Non-cash changes:
– Unrealised foreign exchange	(611)	(369)	(750)
– Other changes	(223)	46	358
Ending balance	42,873	37,569	35,778
Subordinated liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,385	2,386	2,332
Proceeds from issue of subordinated liabilities			1,050
Repayment of subordinated liabilities	(302)		(971)
Liability-related other changes	(5)	1	25
Non-cash changes:
– Unrealised foreign exchange	(55)	12	(54)
– Other changes	9	(14)	4
Ending balance	2,032	2,385	2,386
Other equity instruments
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,100	2,196	2,196
Issue of other equity instruments	500	400
Repurchase of other equity instruments	(500)	(500)
Non-cash changes:
– Other changes		4
Ending balance	2,100	2,100	2,196
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	91	114	129
Principal elements of lease payments	(23)	(33)	(48)
Liability-related other changes	7	10	33
Non-cash changes:
Ending balance	£ 75	£ 91	£ 114